Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	117,138,030	115,838,000	115,838,000
Common stock, shares, issued	6,006,000	5,462,000	5,276,000
Common stock, shares, outstanding	6,002,000	5,404,000	4,788,000
Series Seed Convertible Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Temporary equity, shares authorized	13,781,000	13,781,000	13,781,000
Temporary equity, shares issued	13,781,000	13,781,000	13,781,000
Temporary equity, shares outstanding		13,781,000	13,781,000
Temporary equity, liquidation preference	$ 16,115	$ 16,115	$ 16,115
Series A Convertible Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Temporary equity, shares authorized	40,848,000	40,848,000	40,848,000
Temporary equity, shares issued	40,848,000	40,848,000	40,848,000
Temporary equity, shares outstanding	40,848,000	40,848,000	40,848,000
Temporary equity, liquidation preference	$ 91,500	$ 91,500	$ 91,500
Series B1 Convertible Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Temporary equity, shares authorized	22,222,000	22,222,000	22,222,000
Temporary equity, shares issued	22,222,000	22,222,000	22,222,000
Temporary equity, shares outstanding	22,222,000	22,222,000	22,222,000
Temporary equity, liquidation preference	$ 58,000	$ 58,000	$ 58,000
Series B2 Convertible Preferred Stock [Member]
Temporary equity, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Temporary equity, shares authorized	20,863,000	20,863,000	20,863,000
Temporary equity, shares issued	20,863,000	4,496,000	4,496,000
Temporary equity, shares outstanding	20,863,000	4,496,000	4,496,000
Temporary equity, liquidation preference	$ 58,000	$ 12,500	$ 12,500